Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy our Financial Liability (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Fair Value Hierarchy our Financial Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA	$ 269,119
Contingent consideration for acquisition of 2Game	1,121,006	$ 3,697,000
Derivative liabilities (Top-Up Shares)	3,086,519
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy our Financial Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA
Contingent consideration for acquisition of 2Game
Derivative liabilities (Top-Up Shares)
Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy our Financial Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA
Contingent consideration for acquisition of 2Game
Derivative liabilities (Top-Up Shares)
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy our Financial Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA	269,119
Contingent consideration for acquisition of 2Game	1,121,006	$ 3,697,000
Derivative liabilities (Top-Up Shares)	$ 3,086,519